Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenue		$ 327,274	$ 315,362
Costs and expenses
Cost of revenue		290,212	264,176
Selling, general and administrative		91,337	75,430
Depreciation and amortization		25,709	26,982
Loss (Gain) on aircraft held for sale		2,795	(13,905)
Total costs and expenses		410,053	352,683
Loss from operations		(82,779)	(37,321)
Other income (expense)
Interest income		4,313	4,629
Interest expense		(21,183)	(22,223)
Gain on forgiveness of CARES Act loan		0	339
Change in fair value of derivative liability		0	(14,589)
Change in fair value of warrant liabilities		(1,467)	(334)
Gain on extinguishment of debt		0	14,843
Other income (expense)		(338)	(82)
Total other expense, net		(18,675)	(17,417)
Loss before income taxes		(101,454)	(54,738)
Income tax expense (benefit)		41	0
Net loss		(101,495)	(54,738)
Less: Net loss attributable to redeemable noncontrolling interests		(73,384)	1,080
Less: Net loss attributable to noncontrolling interests		(7,037)	(8,983)
Net loss attributable to flyExclusive, Inc.		(21,074)	(46,835)
Net loss attributable to common stockholders		(25,565)	(46,835)
Net loss attributable to common stockholders		$ (25,565)	(46,835)
Basic Loss Per Share (in dollars per share)	[1]	$ (1.07)
Earnings per share, diluted (in shares)	[1]	$ (1.07)
Weighted average number of shares outstanding, basic (in dollars per share)		23,809,490
Weighted average number of shares outstanding, diluted (in dollars per share)		23,809,490
Other comprehensive loss
Net loss attributable to flyExclusive, Inc.		$ (21,074)	(46,835)
Unrealized gains (losses) on available-for-sale debt securities		13	407
Comprehensive loss attributable to flyExclusive, Inc.		(21,061)	(46,428)
Series A Preferred Stock
Other income (expense)
Add: Series A Preferred Dividends		(3,258)	0
Series B Preferred stock
Other income (expense)
Add: Series A Preferred Dividends		$ (1,233)	$ 0

[1]	Basic and diluted earnings (loss) per share has not been presented for the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss. As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.